Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of reclassification of all public shares to temporary equity
	As Previously Reported	Adjustments #1	Adjustments #2	As Since The Restated

Balance sheet as of December 31, 2020
Warrant liabilities	—	390,000	—	390,000
Deferred underwriting compensation	1,025,948	—	814,052	1,840,000
Total liabilities	3,230,972	390,000	814,052	4,435,024
Ordinary shares subject to possible redemption	40,723,074	(390,000)	5,666,926	46,000,000
Ordinary shares	2,093	37	(755)	1,375
Additional paid-in capital	4,990,205	(160,037)	(4,830,168)	—
Retained earnings (accumulated deficit)	$(2,470)	$160,000	$(1,650,055)	$(1,492,525)
	As Previously Reported	Adjustments #1	Adjustments #2	As Restated
Statement of operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	—	130,000	—	130,000
Net (loss) income	(167,426)	130,000	—	(37,426)
Basic and diluted weighted average shares outstanding, ordinary share subject to possible redemption		—	4,600,000	4,600,000
Basic and diluted net loss per share, ordinary share subject to possible redemption		—	(0.01)	(0.01)
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares	2,092,586	(74,586)	(643,000)	1,375,000
Basic and diluted net (loss) income per share, non-redeemable ordinary shares	$(0.22)	$0.06	$0.15	$(0.01)
	As Previously Reported	Adjustments #1	Adjustments #2	As Restated
Statement of cash flows for the year ended December 31, 2020
Change in fair value of warrant liabilities	—	130,000	—	130,000
Net (loss) income	(167,426)	130,000	—	(37,426)
Change in value of shares subject to redemption	255,356	—	(255,356)	—

Statement of changes in shareholders’ deficit for the year ended December 31, 2020
Ordinary shares subject to possible redemption – ordinary shares – no. of shares	162,322	—	(162,322)	—
Ordinary shares subject to possible redemption – ordinary shares – amount	163	—	(163)	—
Ordinary shares subject to possible redemption – additional paid-in capital	255,193	—	(255,193)	—
Ordinary shares subject to possible redemption – total shareholder’s equity	255,356	—	(255,356)	—
Net income (loss) – accumulated deficit	(167,426)	130,000	—	(37,426)
Net income (loss) – total shareholder’s deficit	$(167,426)	$130,000	$—	$(37,426)